Note 1 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Full Service Branches	27
Target Percentage of Loans Requiring Review	100.00%
Minimum Existing Loan Requiring Review	$ 2,000,000.0
Minimum New Loan Requiring Review	500,000
Debt Securities, Trading	0	$ 0
Debt Securities, Held-to-maturity, Total	0	0
Federal Home Loan Bank Stock, Minimum Investment	4,400,000
Goodwill, Impairment Loss	0	0
Advertising Expense	$ 2,487,000	$ 2,498,000	$ 2,552,000
Minimum [Member] | Pro Forma [Member] | COVID 19 [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease), Percentage	4.00%
Minimum [Member] | Accounting Standards Update 2016-13 [Member] | Pro Forma [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease), Percentage	4.00%
Maximum [Member] | Pro Forma [Member] | COVID 19 [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease), Percentage	6.00%
Maximum [Member] | Accounting Standards Update 2016-13 [Member] | Pro Forma [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease), Percentage	6.00%
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage	23.00%	24.00%
Commercial Real Estate [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage	36.00%	38.00%
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Loan Portfolio Percentage	21.00%	20.00%